Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I | Quality Equity Portfolio Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		25.84%	13.97%	11.44%
Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%
Class S | Quality Equity Portfolio Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S
Average Annual Return, Percent		25.52%	13.68%	11.18%
Class S | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%